                       MFS(R) Managed Sectors Fund
                        MFS(R) World Growth Fund
                        MFS(R) Cash Reserve Fund
                            MFS(R) Bond Fund
                   MFS(R) World Asset Allocation Fund
                      MFS(R) Limited Maturity Fund
                         MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                    MFS(R) Special Opportunities Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) Convertible Securities Fund
                    MFS(R) International Growth Fund
                          MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                   MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                   MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                   MFS(R) Research International Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                   MFS(R) Virginia Municipal Bond Fund
                        MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Research Fund
                      MFS(R) Municipal Income Fund
                     MFS(R) World Total Return Fund
                    MFS(R) Union Standard Equity Fund
                          MFS(R) Utilities Fund
                    MFS(R) Growth Opportunities Fund
                        MFS(R) World Equity Fund
                    MFS(R) Government Securities Fund
                      MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Strategic Income Fund
                     Massachusetts Investors Trust


                 Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.

                       MFS Managed Sectors Fund
                     MFS Government Mortgage Fund
                    MFS World Asset Allocation Fund
                     MFS International Growth Fund
                        MFS New Discovery Fund
               MFS International Growth and Income Fund
                  MFS Research Growth and Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS Equity Income Fund
                    MFS Alabama Municipal Bond Fund
                    MFS Research International Fund
                   MFS Arkansas Municipal Bond Fund
                       MFS Strategic Growth Fund
                  MFS California Municipal Bond Fund
                       MFS Emerging Growth Fund
                    MFS Florida Municipal Bond Fund
                       MFS Large Cap Growth Fund
                    MFS Georgia Municipal Bond Fund
                     MFS Intermediate Income Fund
                   MFS Maryland Municipal Bond Fund
                         MFS High Income Fund
                 MFS Massachusetts Municipal Bond Fund
                        MFS Municipal Bond Fund
                  MFS Mississippi Municipal Bond Fund
                        MFS Mid Cap Growth Fund
                   MFS New York Municipal Bond Fund
                         MFS Total Return Fund
                MFS North Carolina Municipal Bond Fund
                           MFS Research Fund
                 MFS Pennsylvania Municipal Bond Fund
                      MFS World Total Return Fund
                MFS South Carolina Municipal Bond Fund
                          MFS Utilities Fund
                   MFS Tennessee Municipal Bond Fund
                         MFS World Equity Fund
                   MFS Virginia Municipal Bond Fund
                      MFS World Governments Fund
                 MFS West Virginia Municipal Bond Fund
                            MFS Value Fund
                       MFS Municipal Income Fund
                       MFS Strategic Income Fund
                     MFS Growth Opportunities Fund
                         MFS World Growth Fund
                    MFS Government Securities Fund
                             MFS Bond Fund
               Massachusetts Investors Growth Stock Fund
                       MFS Limited Maturity Fund
                 MFS Government Limited Maturity Fund
                  MFS Municipal Limited Maturity Fund
                     Massachusetts Investors Trust
                    MFS Union Standard Equity Fund


                 Supplement to the Current Prospectus



         During the period from January 2, 1998 through April 30, 1998 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "Funds") sold by A. G. Edwards & Sons, Inc. to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the Funds sold by A.
G. Edwards & Sons, Inc. to shareholders purchasing such Funds through Eligible IRAs during the Sales Period. A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by May 29, 1998, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

            The date of this Supplement is January 2, 1998.

                            MFS Managed Sectors Fund
                          MFS Government Mortgage Fund
                        MFS World Asset Allocation Fund
                         MFS International Growth Fund
                             MFS New Discovery Fund
                    MFS International Growth and Income Fund
                      MFS Research Growth and Income Fund
              MFS/Foreign & Colonial Emerging Markets Equity Fund
                             MFS Equity Income Fund
                        MFS Alabama Municipal Bond Fund
                        MFS Research International Fund
                        MFS Arkansas Municipal Bond Fund
                           MFS Strategic Growth Fund
                       MFS California Municipal Bond Fund
                            MFS Emerging Growth Fund
                        MFS Florida Municipal Bond Fund
                           MFS Large Cap Growth Fund
                        MFS Georgia Municipal Bond Fund
                          MFS Intermediate Income Fund
                        MFS Maryland Municipal Bond Fund
                              MFS High Income Fund
                     MFS Massachusetts Municipal Bond Fund
                            MFS Municipal Bond Fund
                      MFS Mississippi Municipal Bond Fund
                            MFS Mid Cap Growth Fund
                        MFS New York Municipal Bond Fund
                             MFS Total Return Fund
                     MFS North Carolina Municipal Bond Fund
                               MFS Research Fund
                      MFS Pennsylvania Municipal Bond Fund
                          MFS World Total Return Fund
                     MFS South Carolina Municipal Bond Fund
                               MFS Utilities Fund
                       MFS Tennessee Municipal Bond Fund
                             MFS World Equity Fund
                        MFS Virginia Municipal Bond Fund
                           MFS World Governments Fund
                     MFS West Virginia Municipal Bond Fund
                                 MFS Value Fund
                           MFS Municipal Income Fund
                           MFS Strategic Income Fund
                         MFS Growth Opportunities Fund
                             MFS World Growth Fund
                         MFS Government Securities Fund
                                 MFS Bond Fund
                   Massachusetts Investors Growth Stock Fund
                           MFS Limited Maturity Fund
                      MFS Government Limited Maturity Fund
                      MFS Municipal Limited Maturity Fund
                         Massachusetts Investors Trust

                         MFS Union Standard Equity Fund


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This Supplement describes certain changes, effective immediately, to each Fund's Prospectus.


CHANGES TO SALES CHARGE WAIVER CATEGORIES. In Appendix A to the Prospectus, the following new subsection is added under Article II (Waivers of Class A Sales Charges), which sets forth the various circumstances in which the initial sales charge imposed on purchases of Class A shares is waived:


     5.    Bank Trust Departments and Law Firms

               Shares  acquired by certain bank trust  departments  or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with MFD and are acquiring such shares for the benefit of their trust account clients.

                The date of this Supplement is February 1, 1998.

                            MFS New Discovery Fund
                          MFS World Governments Fund
                     MFS Research Growth and Income Fund
                                MFS Value Fund
                            MFS Equity Income Fund
                          MFS Strategic Income Fund
                       MFS Research International Fund
                            MFS World Growth Fund
                          MFS Strategic Growth Fund
                                MFS Bond Fund
                           MFS Emerging Growth Fund
                        MFS International Growth Fund
                             MFS High Income Fund
                   MFS International Growth and Income Fund
                           MFS Mid Cap Growth Fund
             MFS/Foreign & Colonial Emerging Markets Equity Fund
                              MFS Research Fund
                        Massachusetts Investors Trust
                              MFS Utilities Fund
                        MFS Union Standard Equity Fund
                            MFS World Equity Fund

                     SUPPLEMENT TO THE CURRENT PROSPECTUS


This Supplement describes certain changes, effective immediately, to each Fund's Prospectus Supplement describing Class I shares.


CHANGES TO ELIGIBLE PURCHASERS. Paragraph (iv) under the caption "Eligible Purchasers" is hereby amended and replaced in its entirety as follows:

         (iv) bank trust departments or law firms acting as trustee or manager for trust accounts which initially invest, on behalf of their clients, at least $100,000 in Class I shares of the Fund (additional investments may be made in any amount); provided that MFD may accept smaller initial purchases if it believes, in its sole discretion, that the bank trust department or law firm will make additional investments, on behalf of its trust clients, which will cause its total investment to equal or exceed $100,000 within a reasonable period of time.


               The date of this Supplement is February 1, 1998.